Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Line Items]
Auditor Name	FundCertify CPA Professional Corporation
Auditor Firm ID	7189
Auditor Location	Cary, North Carolina
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Rich Sparkle Holdings Limited and its subsidiaries (collectively the “Company”) as of September 30, 2025 and the related consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for the year ended September 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025, and the results of its operations and its cash flows for the year ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.